Acquisitions - Kroondal consideration paid (Details)		12 Months Ended
	Nov. 01, 2023 ZAR (R) R / oz oz	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		R 25,560,000,000	R 26,076,000,000	R 30,292,000,000	R 20,240,000,000
Gain on remeasurement of previous interest in Kroondal	R 298,000,000	298,000,000	0	0
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities		(1,589,000,000)	2,155,000,000	860,000,000
Rustenburg operation
Disclosure of detailed information about business combination [line items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities		(346,000,000)	1,190,000,000	671,000,000
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Total fair value of previously held interest	2,354,000,000
Cash and cash equivalents	R 489,000,000
Contingent consideration
Disclosure of detailed information about business combination [line items]
Liabilities		44,000,000	13,000,000	124,000,000
Contingent consideration related to AAP receivable portion | Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Disclosure of detailed information about business combination [line items]
% of receivable used to determine contingency	50.00%
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Cash consideration	R 1	0
Total fair value of previously held interest	2,354,000,000
Total contingent consideration	1,433,000,000
Total consideration	3,787,000,000
Gain on remeasurement of previous interest in Kroondal	R 298,000,000
Kroondal Mine | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Platinum delivery condition | oz	1,350,000
Kroondal Mine | Contingent consideration
Disclosure of detailed information about business combination [line items]
Total contingent consideration		1,433,000,000	0	0
Liabilities		1,570,000,000	0	0	R 0
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities		R 137,000,000	R 0	R 0
Kroondal Mine | Contingent consideration related to delivery of agreed ounces
Disclosure of detailed information about business combination [line items]
Total contingent consideration	R 333,000,000
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	20,703
Discount rate	10.76%
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		R 127,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		127,000,000
Liabilities		300,000,000
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities		R (33,000,000)
Kroondal Mine | Contingent consideration related to delivery of agreed ounces | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Platinum delivery condition | oz	1,350,000
Platinum delivery outstanding | oz	204,517
Kroondal Mine | Contingent consideration related to AAP receivable portion
Disclosure of detailed information about business combination [line items]
Total contingent consideration	R 1,100,000,000
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	22,495
Discount rate	10.76%
Percentage of reasonably possible increase in unobservable input, liabilities		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities		10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		R 123,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		123,000,000
Liabilities		1,270,000,000
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities		R 170,000,000